UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT LONG-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co., Inc.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Florida GO, Merrill Lynch & Co., Texas Permanent School Fund, or Utah GO.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             CCD      Community College District
             COP      Certificate of Participation
             EDA      Economic Development Authority
             EDC      Economic Development Corp.
             ETM      Escrowed to final maturity
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             IDC      Industrial Development Corp.
             IDRB     Industrial Development Revenue Bond
             ISD      Independent School District
             MTA      Metropolitan Transportation Authority
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                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

             PCRB     Pollution Control Revenue Bond
             P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
             PRE      Prerefunded to a date prior to maturity
             RB       Revenue Bond
             SFH      Single-Family Housing

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (97.5%)

               ALABAMA (3.0%)
               Marshall County Health Care Auth. RB,
  $ 1,000         Series 2002A                                                        6.25%        1/01/2022     $    1,095
    1,150         Series 2002A                                                        5.75         1/01/2032          1,225
    1,500         Series 2002D                                                        5.75         1/01/2032          1,597
    5,000      Montgomery BMC Special Care Facilities Financing Auth. RB,
                  Series 2004A-2 (Baptist Health), 5.00%, 11/15/2007 (INS)(PRE)       4.92(a)     11/15/2024          5,146
               Montgomery Medical Clinic Board RB,
    2,500         Series 2006                                                         4.75         3/01/2031          2,484
    1,000         Series 2006                                                         5.25         3/01/2031          1,047
    2,500         Series 2006                                                         4.75         3/01/2036          2,463
               Parks System Improvement Corp. GO,
    7,670         Series 2001C                                                        5.00         6/01/2020          8,030
    7,805         Series 2001C                                                        5.00         6/01/2021          8,171
    5,000      Private Colleges and Universities Facilities Auth. RB,
                  Series 2006 (INS)                                                   4.75         9/01/2026          5,155
   15,000      Public School and College RB, Series 1999A (INS)                       5.50         9/01/2029         15,785
               Univ. of Alabama at Birmingham Hospital RB,
   11,000         Series 2000A (INS)(PRE)                                             5.88         9/01/2031         11,932
    8,000         Series 2006A                                                        5.00         9/01/2036          8,326
                                                                                                                 ----------
                                                                                                                     72,456
                                                                                                                 ----------
               ALASKA (0.2%)
    4,095      Municipality of Anchorage GO, Series 2001A (INS)                       5.00         6/01/2019          4,287
                                                                                                                 ----------
               ARIZONA (1.3%)
               Phoenix Civic Improvement Corp. RB,
    1,000         Series B, 5.50%, 7/01/2013 (INS)                                    4.65(a)      7/01/2029            858
    1,500         Series B, 5.50%, 7/01/2013 (INS)                                    4.66(a)      7/01/2030          1,292
   28,500      Univ. Medical Center Corp. Hospital RB, Series 2005                    5.00         7/01/2035         29,244
                                                                                                                 ----------
                                                                                                                     31,394
                                                                                                                 ----------
               ARKANSAS (0.0%)(B)
    1,000      Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)             5.00        11/01/2028          1,059
                                                                                                                 ----------
               CALIFORNIA (4.5%)
               Golden State Tobacco Securitization RB
                  (State Appropriation Enhanced),
    5,000         Series 2003B (PRE)                                                  5.38         6/01/2028          5,286
   11,800         Series 2003B (PRE)                                                  5.50         6/01/2033         13,057
    2,000         Series 2005A, 4.55%, 6/01/2010 (INS)                                4.50(a)      6/01/2022          1,751
    5,000         Series 2005A, 4.60%, 6/01/2010 (INS)                                4.55(a)      6/01/2023          4,379
    5,000      San Francisco City and County Redevelopment Financing Auth. RB,
                  Series 2006B (INS)                                                  4.88         8/01/2036          5,115
    5,015      Shasta Joint Powers Financing Auth. Lease RB, Series 2003A (INS)       5.00         4/01/2029          5,249
               State GO,
    8,100         Series 2003                                                         5.00         2/01/2032          8,447
    8,910         Series 2004                                                         5.50         4/01/2028          9,988
   10,000         Series 2004                                                         5.00         3/01/2029         10,509
    8,910         Series 2004                                                         5.50         4/01/2030          9,988
   17,960         Series 2004                                                         5.00         2/01/2033         18,760
    5,000         Series 2005 (INS)                                                   5.00         3/01/2033          5,290
               State Public Works Board Lease RB,
    9,105         Series 2004F                                                        5.00        11/01/2029          9,528
    2,610         Series 2006A                                                        5.00         4/01/2030          2,749
                                                                                                                 ----------
                                                                                                                    110,096
                                                                                                                 ----------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               COLORADO (2.2%)
  $ 3,500      Denver Convention Center Hotel Auth. RB, Series 2006 (INS)             4.75%       12/01/2035     $    3,592
               Denver Health and Hospital Auth. RB,
    1,000         Series 2001A                                                        6.00        12/01/2023          1,073
    3,730         Series 2001A                                                        6.00        12/01/2031          3,989
    3,000         Series 2004A                                                        6.25        12/01/2033          3,362
   10,000      E-470 Public Highway Auth. RB, Series 2006B (INS)                      5.06(c)      9/01/2035          2,543
    1,000      Eagle Bend Metropolitan District No. 2 GO, Series 2003 (INS)           5.25        12/01/2023          1,061
               Health Facilities Auth. RB,
    4,000         Series 2002A (Covenant Retirement Communities, Inc.) (INS)          5.50        12/01/2027          4,284
    3,500         Series 2005 (The Evangelical Lutheran Good
                  Samaritan Society Project)                                          5.00         6/01/2029          3,609
    2,000         Series 2005 (The Evangelical Lutheran Good
                  Samaritan Society Project)                                          5.00         6/01/2035          2,057
    1,500         Series 2006 (The Evangelical Lutheran Good
                  Samaritan Society Project)                                          5.25         6/01/2031          1,583
    1,500         Series 2006 (The Evangelical Lutheran Good
                  Samaritan Society Project)                                          5.25         6/01/2036          1,580
   10,000      State COP, Series 2005B (INS)                                          5.00        11/01/2030         10,596
   11,480      Summit County Sports Facilities RB, Series 1990                        7.88         9/01/2008         12,244
    2,000      Vista Ridge Metropolitan District GO, Series 2006A (INS)               5.00        12/01/2036          2,093
                                                                                                                 ----------
                                                                                                                     53,666
                                                                                                                 ----------
               CONNECTICUT (3.2%)
    2,500      Health and Educational Facilities Auth. RB, Series 2005C (INS)         5.13         7/01/2030          2,650
               Mashantucket (Western) Pequot Tribe RB,
   64,950         Series 1997B(d)                                                     5.75         9/01/2027         66,549
    1,500         Series 1999A(d)                                                     5.50         9/01/2028          1,541
    7,500         Series 2006A(d)                                                     5.50         9/01/2036          7,941
                                                                                                                 ----------
                                                                                                                     78,681
                                                                                                                 ----------
               DISTRICT OF COLUMBIA (2.3%)
               GO,
   15,320         Series 1999A (INS)(PRE)                                             5.50         6/01/2029         16,146
   37,580         Series 1999A (INS)                                                  5.50         6/01/2029         39,351
                                                                                                                 ----------
                                                                                                                     55,497
                                                                                                                 ----------
               FLORIDA (3.4%)
               Board of Education Public Education GO,
   15,665         Series 1998E (NBGA)(PRE)                                            5.63         6/01/2025         16,792
    7,000         Series 1998E (NBGA)(PRE)                                            5.63         6/01/2029          7,504
    8,225      Flagler County School Board COP, Series 2005A (INS)                    5.00         8/01/2030          8,655
               Highlands County Health Facilities Auth. RB,
    8,925         Series 2005D                                                        5.00        11/15/2035          9,226
   15,000         Series 2006C                                                        5.25        11/15/2036         15,993
    5,255      Okaloosa County Water and Sewer RB, Series 2006 (INS)                  4.50         7/01/2031          5,236
               Orange County Health Facilities Auth. RB,
    2,000         Series 2002 (PRE)                                                   5.75        12/01/2027          2,204
   10,000         Series 2006B                                                        4.75        11/15/2036         10,094
    7,000      Palm Beach County School Board COP, Series 2006A (INS)                 5.00         8/01/2031          7,407
                                                                                                                 ----------
                                                                                                                     83,111
                                                                                                                 ----------
               GEORGIA (1.0%)
   12,000      Fayette County Public Facilities Auth. RB, Series 2000 (PRE)           5.88         6/01/2028         12,968
   10,000      Savannah EDA PCRB, Series 1995                                         6.15         3/01/2017         11,326
                                                                                                                 ----------
                                                                                                                     24,294
                                                                                                                 ----------
               ILLINOIS (9.6%)
    3,000      Chicago GO, Series A (INS)                                             5.25         1/01/2029          3,222
    5,000      Chicago Special Assessment Improvement Bonds, Series 2002              6.75        12/01/2032          5,428

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               Chicago-O'Hare International Airport RB,
  $ 3,445         Series 2001B (INS)                                                  5.13%        1/01/2020     $    3,612
    3,060         Series 2001B (INS)                                                  5.13         1/01/2021          3,205
    5,000         Series 2005A (INS)                                                  5.00         1/01/2029          5,292
    8,000         Series 2005A (INS)                                                  5.00         1/01/2033          8,448
               Cook County GO,
    5,000         Series 2006A (INS)                                                  4.75        11/15/2030          5,158
    5,000         Series 2006A (INS)                                                  4.75        11/15/2031          5,154
               Finance Auth. RB,
   24,535         Series 2004 (SwedishAmerican Hospital) (INS)                        5.00        11/15/2031         25,680
    2,000         Series 2006                                                         5.00         4/01/2026          2,094
    2,500         Series 2006A                                                        5.00         4/01/2031          2,606
   17,840         Series 2006C                                                        4.50        11/15/2032         17,127
               Health Facilities Auth. RB,
    9,885         Series 1985A (Univ. of Chicago)                                     5.50         8/01/2020         10,733
    7,000         Series 1998 (Centegra Health Sys.)                                  5.25         9/01/2024          7,172
    5,030         Series 2000 (Riverside Health Sys.) (PRE)                           6.85        11/15/2029          5,635
    2,500      Housing Development Auth. GO, Series 2006G                             4.85         1/01/2037          2,528
               Metropolitan Pier and Exposition Auth. RB,
    8,000         Series 2002A (INS)                                                  5.50         6/15/2023          8,676
    5,000         Series 2002B, 5.50%, 6/15/2012 (INS)                                5.50(a)      6/15/2020          4,195
    2,500         Series 2002B, 5.55%, 6/15/2012 (INS)                                5.55(a)      6/15/2021          2,106
   13,850      Quincy Hospital RB, Series 1993                                        6.00        11/15/2018         13,868
   23,980      Regional Transportation Auth. GO, Series 1999 (INS)                    5.75         6/01/2020         28,319
   37,550      Regional Transportation Auth. RB, Series 2000A (INS)                   6.50         7/01/2030         50,406
    3,000      Schaumburg GO, Series B (INS)                                          5.25        12/01/2034          3,239
    4,555      State Sales Tax RB, FIRST Series 2001                                  5.13         6/15/2019          4,796
    4,099      Village of Gilberts Special Service Area Number
                  Nine Special Tax Refunding Bonds,
                  Series 2005 (Big Timber Project) (INS)                              4.75         3/01/2030          4,170
                                                                                                                 ----------
                                                                                                                    232,869
                                                                                                                 ----------
               INDIANA (2.8%)
               Bond Bank State Revolving Fund RB,
   10,440         Series 2000A (PRE)                                                  5.50         8/01/2021         11,148
   11,015         Series 2000A (PRE)                                                  5.50         8/01/2022         11,762
               Health and Educational Facility Financing Auth. RB,
   15,780         Series 2006A                                                        5.00         2/15/2036         16,311
    7,000         Series 2006A                                                        5.00         2/15/2039          7,223
    8,000         Series 2006B                                                        5.00         2/15/2033          8,251
    7,500      St. Joseph County Hospital Auth. RB, Series 2000 (INS)(PRE)            5.63         8/15/2033          8,049
               Transportation Finance Auth. Highway RB,
      805         Series 2000 (PRE)                                                   5.38        12/01/2025            855
    4,195         Series 2000                                                         5.38        12/01/2025          4,431
                                                                                                                 ----------
                                                                                                                     68,030
                                                                                                                 ----------
               IOWA (0.6%)
               Finance Auth. HealthCare RB,
    1,000         Series 2001 (INS)                                                   5.25         5/15/2021          1,048
    3,495         Series 2001 (INS)                                                   5.25         5/15/2026          3,647
    5,000         Series 2006 (INS)                                                   4.75        12/01/2031          5,093
    5,000         Series 2006 (INS)                                                   5.00        12/01/2039          5,246
                                                                                                                 ----------
                                                                                                                     15,034
                                                                                                                 ----------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               KANSAS (0.7%)
  $ 4,000      Burlington PCRB, Series 2004B (INS)                                    4.85%        6/01/2031     $    4,133
    6,500      University Hospital Auth. RB, Series 2006                              4.50         9/01/2032          6,321
    5,000      Wyandotte County Special Obligation RB, 2nd Lien Series 2005           5.00        12/01/2020          5,210
                                                                                                                 ----------
                                                                                                                     15,664
                                                                                                                 ----------
               MAINE (1.2%)
   27,750      State Turnpike Auth. RB, Series 2000 (INS)(PRE)                        5.75         7/01/2028         29,900
                                                                                                                 ----------
               MASSACHUSETTS (1.1%)
    2,000      Development Finance Agency RB, Series 2006A (INS)                      5.25         3/01/2026          2,125
    5,000      Health and Education Facilities Auth. RB, Series 2000A (INS)(PRE)      5.88        10/01/2029          5,431
    1,000      Water Pollution Abatement Trust RB, Series 2006                        4.38         8/01/2036            979
   16,000      Water Resources Auth. RB, Series 2000A (INS)(PRE)                      5.75         8/01/2030         17,224
                                                                                                                 ----------
                                                                                                                     25,759
                                                                                                                 ----------
               MICHIGAN (3.5%)
   49,395      Building Auth. RB, Series 2006-IA (INS)                                5.01(c)     10/15/2030         15,675
               Hospital Finance Auth. RB,
   43,000         Series 1999A (Ascension Hospital) (PRE)                             6.13        11/15/2026         46,348
    5,000         Series 2006A (Henry Ford Health Sys.)                               5.25        11/15/2032          5,352
    7,000         Series 2006A (Henry Ford Health Sys.)                               5.00        11/15/2038          7,273
   10,000      Municipal Auth. Clean Water RB, Series 1999 (PRE)                      5.50        10/01/2021         10,596
                                                                                                                 ----------
                                                                                                                     85,244
                                                                                                                 ----------
               MINNESOTA (1.2%)
    8,000      Higher Education Facilities Auth. RB, Series 6-L
                  (acquired 8/28/2006; $8,100)(d),(e)                                 5.43         8/28/2031          8,254
   10,000      St. Paul Housing and Redevelopment Auth. Health Care Facility RB,
                  Series 2006                                                         5.25         5/15/2036         10,515
   10,000      Washington County Housing and Redevelopment Auth. RB, Series 1998      5.50        11/15/2027         10,236
                                                                                                                 ----------
                                                                                                                     29,005
                                                                                                                 ----------
               MISSISSIPPI (0.6%)
               Hospital Equipment and Facilities Auth. RB,
    2,520         Series 2000 (INS)                                                   5.50         1/01/2027          2,666
    3,000         Series 2006                                                         5.25        12/01/2026          3,185
    2,000         Series 2006                                                         5.25        12/01/2031          2,108
    7,500      Warren County Gulf Opportunity Zone RB, Series 2006A                   4.80         8/01/2030          7,532
                                                                                                                 ----------
                                                                                                                     15,491
                                                                                                                 ----------
               MISSOURI (0.1%)
    2,000      Development Finance Board Infrastructure Facilities RB, Series A       5.00         6/01/2035          2,055
                                                                                                                 ----------
               MONTANA (0.3%)
    6,500      Forsyth PCRB, Series 2006 (INS)                                        4.65         8/01/2023          6,687
                                                                                                                 ----------
               NEBRASKA (0.5%)
               Platte County Hospital Auth. No. 1 RB,
    4,500         Series 2000 (INS)                                                   6.10         5/01/2025          4,833
    6,500         Series 2000 (INS)                                                   6.15         5/01/2030          6,990
                                                                                                                 ----------
                                                                                                                     11,823
                                                                                                                 ----------
               NEVADA (3.7%)
               Clark County EDC RB,
   14,650         Series 1999 (PRE)                                                   5.50         5/15/2029         15,411
   12,410         Series 2006                                                         5.00         5/15/2029         12,962
   21,000      Clark County GO, Series 2000 (INS)(PRE)                                5.50         7/01/2025         22,271
   11,570      Clark County School District GO, Series 2001D (INS)                    5.25         6/15/2019         12,693

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               Truckee Meadows Water Auth. RB,
  $14,180         Series 2001A (INS)                                                  5.13%        7/01/2020     $   14,924
   10,420         Series 2006 (INS)                                                   4.88         7/01/2034         10,764
                                                                                                                 ----------
                                                                                                                     89,025
                                                                                                                 ----------
               NEW HAMPSHIRE (0.1%)
    2,915      Health and Education Facilities Auth. RB, Series 2004 (INS)            5.00        10/01/2024          3,087
                                                                                                                 ----------
               NEW JERSEY (4.3%)
               Camden County Improvement Auth. RB,
   15,000         Series 1997 (PRE)                                                   6.00         2/15/2027         15,342
    3,000         Series 2004A                                                        5.75         2/15/2034          3,238
               EDA RB,
    5,000         Series 2004                                                         5.50         6/15/2024          5,274
    6,000         Series 2004                                                         5.75         6/15/2029          6,498
    2,500         Series 2004                                                         5.50         6/15/2031          2,652
   20,000         Series A (INS)                                                      5.25         7/01/2031         21,533
               Health Care Facilities Financing Auth. RB,
    1,250         Series 2006A                                                        5.13         7/01/2035          1,309
   57,630         Series 2006B                                                        5.07(c)      7/01/2032         15,992
   30,020      Turnpike Auth. RB, Series 2000A (PRE)                                  5.50         1/01/2027         31,565
                                                                                                                 ----------
                                                                                                                    103,403
                                                                                                                 ----------
               NEW MEXICO (1.2%)
   22,500      Farmington PCRB, Series 2003B                                          4.88         4/01/2033         23,120
    4,700      Regents of the Univ. of New Mexico RB, Series 2004 (INS)               5.00         7/01/2032          4,939
                                                                                                                 ----------
                                                                                                                     28,059
                                                                                                                 ----------
               NEW YORK (12.2%)
               Dormitory Auth. RB,
   21,500         Series 1996B (Mental Health Services)                               6.00         8/15/2016         24,435
    5,010         Series 2000A (Rochester Univ.), 5.95%, 7/01/2010 (INS)(PRE)         5.95(a)      7/01/2020          4,445
    5,690         Series 2000A (Rochester Univ.), 6.00%, 7/01/2010 (INS)(PRE)         6.00(a)      7/01/2022          5,049
    3,210         Series 2000A (Rochester Univ.), 6.05%, 7/01/2010 (INS)(PRE)         6.05(a)      7/01/2024          2,848
    6,310         Series 2000B (State Univ. of New York) (PRE)                        5.38         5/15/2018          6,720
    8,655         Series 2000B (State Univ. of New York) (PRE)                        5.38         5/15/2019          9,217
    9,120         Series 2000B (State Univ. of New York) (PRE)                        5.38         5/15/2020          9,713
    5,600         Series 2005E (Mental Health Services)                               5.00         2/15/2030          5,900
   13,000         Series 2005F (Education)                                            5.00         3/15/2030         13,803
    5,000         Series 2006A (NYU Hospitals Center)                                 5.00         7/01/2026          5,135
   10,910      Dutchess County IDA Civic Facility RB, Series 2000                     5.75         8/01/2030         11,673
               Environmental Facilities Corp. RB,
    8,730         Series 2004E                                                        5.00         6/15/2034          9,230
    7,445         Series 2006A                                                        4.75         6/15/2030          7,735
   10,000      Liberty Development Corp. RB, Series 2005                              5.25        10/01/2035         11,604
    6,870      Long Island Power Auth. RB, Series 2006C                               5.00         9/01/2035          7,272
               MTA RB,
   10,000         Series 2005F                                                        5.00        11/15/2030         10,576
   17,700         Series 2006A                                                        5.00        11/15/2031         18,842
               New York City GO,
   22,740         Fiscal 2001 Series A (PRE)                                          5.75         5/15/2030         24,494
    4,165         Fiscal 2002 Series B                                                5.30        12/01/2018          4,412
   13,065         Series 1997I (PRE)                                                  6.25         4/15/2027         13,294
    7,830         Series 2000A (PRE)                                                  6.00         5/15/2020          8,490
      970         Series 2000A                                                        6.00         5/15/2020          1,044
    5,105         Series 2002G                                                        5.88         8/01/2019          5,612
    1,500         Series 2005G                                                        5.00        12/01/2026          1,578

8

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
  $ 2,750         Series 2005G                                                        5.00%       12/01/2027     $    2,886
    2,000         Series 2005G                                                        5.00        12/01/2028          2,101
   20,000         Series 2005M                                                        5.00         4/01/2030         21,024
               New York City Municipal Water Finance Auth. RB,
   11,000         Series 1999A (PRE)                                                  5.75         6/15/2030         11,673
    4,975         Series 2000B (PRE)                                                  6.00         6/15/2033          5,403
    3,025         Series 2000B                                                        6.00         6/15/2033          3,274
   15,000         Series 2006C                                                        4.75         6/15/2033         15,479
    6,850      New York City Transit Auth. MTA COP, Series 2000A (INS)(PRE)           5.88         1/01/2030          7,355
               New York City Transitional Finance Auth. RB,
    1,770         Series 1999C (PRE)                                                  5.50         5/01/2025          1,865
    2,215         Series 2005C (PRE)                                                  5.50         5/01/2025          2,333
                                                                                                                 ----------
                                                                                                                    296,514
                                                                                                                 ----------
               NORTH CAROLINA (0.5%)
    2,000      Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A                  4.88         1/15/2032          2,053
    5,000      Medical Care Commission Health Care Facilities RB, Series 2006         4.50        11/01/2036          4,931
    4,000      Wake County Industrial Facilities PCRB, Series 2002                    5.38         2/01/2017          4,245
                                                                                                                 ----------
                                                                                                                     11,229
                                                                                                                 ----------
               NORTH DAKOTA (0.3%)
    7,250      Fargo Health System RB, Series 2000A (INS)                             5.63         6/01/2031          7,710
                                                                                                                 ----------
               OHIO (0.7%)
    5,000      Air Quality Development Auth. PCRB, Series B (INS)                     4.80         1/01/2034          5,140
    4,640      Higher Education Facility RB, Series 2006A (INS)                       5.00         5/01/2036          4,860
    6,325      Lorain County Health Care Facilities RB, Series 1998A                  5.25         2/01/2021          6,367
                                                                                                                 ----------
                                                                                                                     16,367
                                                                                                                 ----------
               OKLAHOMA (1.4%)
               Norman Regional Hospital Auth. RB,
    9,000         Series 2002 (INS)                                                   5.50         9/01/2023          9,710
    2,500         Series 2005                                                         5.38         9/01/2029          2,645
    5,400         Series 2005                                                         5.38         9/01/2036          5,689
   12,000      Tulsa County Industrial Auth. RB, Series 2006                          4.60        12/15/2031         11,809
    2,675      Tulsa Industrial Auth. Student Housing RB, Series 2006                 5.00        10/01/2037          2,776
                                                                                                                 ----------
                                                                                                                     32,629
                                                                                                                 ----------
               PENNSYLVANIA (0.1%)
    1,250      Allegheny County IDA Lease RB, Series 2006                             5.13         9/01/2031          1,291
                                                                                                                 ----------
               RHODE ISLAND (1.2%)
               EDC Airport RB,
    5,700         Series 2006 (INS)                                                   5.00         7/01/2031          6,029
   12,185         Series 2006 (INS)                                                   5.00         7/01/2036         12,850
   10,000      Housing and Mortgage Finance Corp.
                  Homeownership Opportunity Bonds, Series 51-A                        4.85         4/01/2033         10,138
      975      Housing and Mortgage Finance Corp. SFH RB, Series 15-A                 6.85        10/01/2024            977
                                                                                                                 ----------
                                                                                                                     29,994
                                                                                                                 ----------
               SOUTH CAROLINA (3.4%)
    2,725      Educational Facilities Auth. RB, Series 2006A                          5.00        10/01/2038          2,868
    5,000      Georgetown County Environmental Improvement RB, Series 2002A           5.70         4/01/2014          5,439
               Jobs EDA RB,
    2,300         Series 2001 (Georgetown Memorial Hospital) (INS)                    5.25         2/01/2021          2,418
    3,750         Series 2001 (Georgetown Memorial Hospital) (INS)                    5.38         2/01/2026          3,963
   30,000         Series 2002A (Bon Secours Health System)                            6.00        11/15/2026         32,859
    8,000         Series 2006 (Episcopal Church Home) (INS)                           4.60         4/01/2027          7,992

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
               Lexington County Health Services District, Inc. RB,
  $12,000         Series 2002                                                         5.50%       11/01/2023     $   12,786
    8,000         Series 2002                                                         5.75        11/01/2028          8,661
    5,000      Medical Univ. Hospital Auth. RB, Series 2004A (INS)                    5.00         8/15/2031          5,253
                                                                                                                 ----------
                                                                                                                     82,239
                                                                                                                 ----------
               SOUTH DAKOTA (0.1%)
    2,500      Health and Educational Facilities Auth. RB, Series 2004A               5.25        11/01/2027          2,650
                                                                                                                 ----------
               TENNESSEE (1.4%)
               Johnson City Health and Educational Facilities Board RB,
    3,000         Series 2006A                                                        5.50         7/01/2031          3,223
    5,000         Series 2006A                                                        5.50         7/01/2036          5,359
               Shelby County Health Educational & Hospital RB,
    5,605         Series 2002 (PRE)                                                   6.38         9/01/2019          6,379
    9,395         Series 2002 (PRE)                                                   6.38         9/01/2019         10,693
    8,000      Sullivan County Health Educational & Housing Facilities
                  Board RB, Series 2006C                                              5.25         9/01/2036          8,415
                                                                                                                 ----------
                                                                                                                     34,069
                                                                                                                 ----------
               TEXAS (18.0%)
    5,000      Austin CCD GO, Series 2006 (INS)                                       4.50         8/01/2034          4,965
    5,000      Austin Higher Education Auth. RB, Series 1998                          5.25         8/01/2023          5,063
   19,500      Bell County Health Facilities Development Corp. RB,
                  Series 1989 (ETM)                                                   6.50         7/01/2019         23,805
   19,670      Dallas ISD GO, Series 2006 (NBGA)                                      4.75         8/15/2032         20,337
               Denton ISD GO,
   12,100         Series 2006 (NBGA)                                                  5.16(c)      8/15/2028          4,234
   13,885         Series 2006 (NBGA)                                                  5.18(c)      8/15/2029          4,584
   11,220         Series 2006 (NBGA)                                                  5.20(c)      8/15/2030          3,493
   15,645         Series 2006 (NBGA)                                                  5.22(c)      8/15/2031          4,618
               Duncanville ISD GO,
    7,175         Series 2001B (NBGA)(PRE)                                            5.63         2/15/2024          7,940
    7,000         Series 2006 (NBGA)                                                  4.63         2/15/2029          7,062
   10,000      Eagle Mountain - Saginaw ISD GO, Series 2006B (NBGA)                   4.50         8/15/2033          9,930
   10,420      Edinburg Consolidated ISD GO, Series 2000 (NBGA)(PRE)                  5.50         2/15/2030         10,978
               Ennis ISD GO,
    9,155         Series 2006 (NBGA)                                                  4.70(c)      8/15/2034          2,448
    9,155         Series 2006 (NBGA)                                                  4.71(c)      8/15/2035          2,331
               Fort Bend ISD GO,
    2,890         Series 1999 (NBGA)(PRE)                                             5.38         2/15/2024          2,997
    1,860         Series 1999 (NBGA)                                                  5.38         2/15/2024          1,918
    3,000      Harlandale ISD GO, Series 2006 (NBGA)                                  4.75         8/15/2036          3,078
    5,000      Harris County Road GO, Series 2006B                                    4.50        10/01/2031          4,981
    6,000      Houston Water and Sewer Systems RB, Series 2002A (INS)(PRE)            5.25        12/01/2023          6,492
               Hutto ISD GO,
    3,870         Series 2006B (NBGA)                                                 5.00         8/01/2036          4,060
   16,520         Series 2006B (NBGA)                                                 5.00         8/01/2040         17,256
    5,000      Irving ISD GO, Series 2006 (NBGA)                                      5.38(c)      2/15/2028          1,744
               Lower Colorado River Auth. RB,
   12,700         Series 2003B (INS)                                                  5.00         5/15/2031         13,296
   11,500         Series 2006A (INS)                                                  4.50         5/15/2036         11,379
    4,500      Mesquite Health Facilities Development Corp. RB,
                  Series 2005 (Christian Care Centers, Inc.)                          5.63         2/15/2035          4,746
               Midlothian Development Auth. Tax Increment Contract RB,
    7,120         Series 1999                                                         6.70        11/15/2023          7,392
   12,455         Series 2001                                                         7.88        11/15/2021         14,294
    9,175      Midlothian ISD GO, Series 2004 (NBGA)                                  5.00         2/15/2034          9,499

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
  $11,500      North Central Health Facilities Development Corp. RB,
                  Series 2002 (INS)                                                   5.25%        8/15/2022     $   12,229
    6,780      Northside ISD GO, Series 2001 (NBGA)                                   5.13         2/15/2022          7,096
    6,320      Plano ISD GO, Series 2006 (NBGA)                                       4.75         2/15/2031          6,496
   13,500      Port of Corpus Christi IDC PCRB, Series 1997A                          5.45         4/01/2027         13,743
    5,490      Red River Education Finance RB, Series 2006                            4.38         3/15/2027          5,334
    5,815      Sabine River Auth. PCRB, Series B                                      6.15         8/01/2022          6,318
               Schertz - Cibolo - Universal City ISD GO,
    7,205         Series 2006A (NBGA)                                                 5.09(c)      2/01/2033          1,995
    6,200         Series 2006A (NBGA)                                                 5.11(c)      2/01/2035          1,544
    8,010      South San Antonio ISD GO, Series 2004 (NBGA)                           5.00         8/15/2029          8,384
               Spring Branch ISD GO,
    3,195         Series 2001 (NBGA)                                                  5.13         2/01/2019          3,349
   10,160         Series 2001 (NBGA)                                                  5.13         2/01/2022         10,630
               Tarrant County Cultural Education Facilities Finance Corp. RB,
    1,100         Series 2006A                                                        6.00        11/15/2026          1,188
    4,000         Series 2006A                                                        6.00        11/15/2036          4,292
               Transportation Commission GO,
   10,000         Series 2006                                                         5.00         4/01/2035         10,604
   25,000         Series 2006A (INS)                                                  4.50         4/01/2035         24,860
    6,420      Travis County Health Facilities Development Corp. RB,
                  Series 1999A (INS)(PRE)                                             5.88        11/15/2024          6,873
               Tyler Health Facilities Development Corp. Hospital RB,
    3,700         Series 1993A (East Texas Medical Center)                            6.75        11/01/2025          3,736
   10,300         Series 1993B (East Texas Medical Center)                            6.75        11/01/2025         10,308
    7,350         Series 2001 (Mother Frances Hospital)                               6.00         7/01/2027          7,881
    4,595         Series 2003 (Mother Frances Hospital)                               5.75         7/01/2027          4,904
    8,585         Series 2003 (Mother Frances Hospital)                               5.75         7/01/2033          9,132
   23,985      Veterans' Land Board RB, Series 2002                                   6.25         8/01/2035         26,448
    7,500      Water Development Board Senior Lien RB, Series 1997B                   5.00         7/15/2019          7,622
               Weatherford ISD GO,
    7,420         Series 2001 (NBGA)                                                  5.45         2/15/2030          7,989
    3,000         Series 2006 (NBGA)                                                  4.83(c)      2/15/2027          1,166
    2,500         Series 2006 (NBGA)                                                  4.84(c)      2/15/2028            924
    6,360      West Harris County Regional Water Auth. RB, Series 2006 (INS)          4.70        12/15/2030          6,500
    6,755      White Settlement ISD GO, Series 2006 (NBGA)                            4.75         8/15/2030          6,940
    3,000      Wichita Falls Water and Sewer Systems RB, Series 2001 (INS)            5.38         8/01/2024          3,192
                                                                                                                 ----------
                                                                                                                    436,597
                                                                                                                 ----------
               UTAH (0.3%)
    7,150      Nebo School District GO, Series 2000 (NBGA)(PRE)                       5.50         7/01/2020          7,585
                                                                                                                 ----------
               VIRGINIA (1.5%)
               College Building Auth. Educational Facilities RB,
   11,280         Series 2006                                                         5.00         6/01/2026         11,731
    5,000         Series 2006                                                         5.00         6/01/2029          5,184
    3,000         Series 2006                                                         5.00         6/01/2036          3,101
    3,000      Farms of New Kent Community Development Auth.
                  Special Assessment Bonds, Series 2006B                              5.45         3/01/2036          3,026
    7,890      Henrico County Water and Sewer System RB, Series 2006A                 5.00         5/01/2036          8,420
    5,000      Virginia Beach Water and Sewer System RB, Series 2005                  5.00        10/01/2030          5,322
                                                                                                                 ----------
                                                                                                                     36,784
                                                                                                                 ----------
               WASHINGTON (2.7%)
               Health Care Facilities Auth. RB,
    7,665         Series 2001A (INS)                                                  5.25        10/01/2021          8,062
   13,030         Series 2006 (INS)                                                   4.75        12/01/2031         13,241

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL         MARKET
   AMOUNT      SECURITY                                                               RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------
  $ 7,645         Series 2006 (INS)                                                   5.00%       12/01/2036     $    8,013
   20,000         Series 2006A (INS)                                                  5.00        10/01/2036         21,162
    5,000      Housing Finance Commission RB, Series 1999 (INS)                       6.00         7/01/2029          5,286
    9,830      Snohomish County GO, Series 2001 (INS)                                 5.13        12/01/2021         10,398
                                                                                                                 ----------
                                                                                                                     66,162
                                                                                                                 ----------
               WEST VIRGINIA (0.2%)
               West Virginia Univ. Board of Governors RB,
    2,500         Series 2004C (INS)                                                  5.00        10/01/2027          2,647
    2,500         Series 2004C (INS)                                                  5.00        10/01/2028          2,646
                                                                                                                 ----------
                                                                                                                      5,293
                                                                                                                 ----------
               WISCONSIN (0.9%)
               Health and Educational Facilities Auth. RB,
    6,615         Series 2001 (PRE)                                                   5.38        10/01/2021          7,141
      635         Series 2001                                                         5.38        10/01/2021            681
    5,350         Series 2006A                                                        5.38         2/15/2034          5,674
    8,000      Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                  Series 2000 (INS)(PRE)                                              6.20         4/01/2029          8,678
                                                                                                                 ----------
                                                                                                                     22,174
                                                                                                                 ----------
               Total Fixed-Rate Instruments (cost: $2,226,236)                                                    2,364,963
                                                                                                                 ----------
               PUT BONDS (0.5%)

               MICHIGAN (0.3%)
    5,500      Strategic Fund PCRB, Series 1995CC (INS)                               4.85         9/01/2030          5,725
                                                                                                                 ----------
               MONTANA (0.2%)
    5,000      Forsyth PCRB, Series 1999A (INS)                                       5.00        10/01/2032          5,122
                                                                                                                 ----------
               Total Put Bonds (cost: $10,500)                                                                       10,847
                                                                                                                 ----------
               VARIABLE-RATE DEMAND NOTES (0.8%)

               ALABAMA (0.1%)
    1,850      McIntosh IDRB, Series 1998D                                            4.26         7/01/2028          1,850
                                                                                                                 ----------
               FLORIDA (0.1%)
    2,500      Collier County Educational Facilities Auth. RB,
                  Series 2006 (LOC - Comerica Bank, N.A.)                             4.00        10/01/2036          2,500
                                                                                                                 ----------
               ILLINOIS (0.1%)
    2,100      Educational Facilities Auth. RB,
                  Series 2001 (LOC - Harris Trust & Savings Bank)                     4.00        10/01/2031          2,100
                                                                                                                 ----------

               LOUISIANA (0.3%)
    7,425      Public Facilities Auth. RB, Series 2001B (LOC - Capital One, N.A.)     4.41         7/01/2023          7,425
                                                                                                                 ----------
               VIRGINIA (0.2%)
    7,200      Harrisonburg Redevelopment and Housing Auth. RB,
                  Series 1985, P-FLOAT, Series MT323 (LIQ)(NBGA)(d)                   3.99         2/01/2026          7,200
                                                                                                                 ----------
               Total Variable-Rate Demand Notes (cost: $21,075)                                                      21,075
                                                                                                                 ----------

               TOTAL INVESTMENTS (COST: $2,257,811)                                                              $2,396,885
                                                                                                                 ==========

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $140,467,000 and $1,393,000, respectively, resulting in net unrealized appreciation of $139,074,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,424,780,000 at December 31, 2006, and, in total, may not equal 100%.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Represents less than 0.1% of net assets.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2006, was $8,254,000, which represented 0.3% of the Fund's net assets.

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

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                  INSURANCE o MEMBER SERVICES

48460-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.